OTHER FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative instruments, gain (loss) [Line Items]
Interest expense	$ (26,997)	$ (46,644)	$ (88,284)
Finance expense	(26,997)	(46,644)	(88,284)
Interest income	62,912	49,421	29,071
Finance income	62,912	49,421	29,071
Net foreign exchange gain (loss)	(36,761)	3,379	(136,897)
Inflation adjustment results	0	0	117,956
Change in fair value of financial assets	75,801	6,104	0
Others	16,022	(1,862)	(9,984)
Other financial income (expenses), net	56,547	19,554	(39,756)
Foreign exchange contract
Derivative instruments, gain (loss) [Line Items]
Derivative contract results	$ 1,485	$ 11,933	$ (10,831)